united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 6/30

Date of reporting period: 9/30/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Day Hagan Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Fair Value
	EXCHANGE-TRADED FUNDS - 95.1%
	COMMODITY - 2.8%
56,000	iShares Silver Trust+	768,880

	DEBT FUNDS - 15.1%
45,479	First Trust Enhanced Short Maturity ETF	2,729,650
12,826	iShares Core U.S. Aggregate Bond ETF	1,353,400
		4,083,050
	EQUITY FUNDS - 77.2%
35,000	iShares China Large-Cap ETF	1,498,700
31,037	iShares Core MSCI Emerging Markets ETF	1,607,096
36,451	iShares Core S&P Small-Cap ETF	3,179,985
92,883	iShares Currency Hedged MSCI Eurozone ETF	2,754,910
30,613	iShares MSCI Canada ETF	881,042
23,629	iShares MSCI Japan ETF	1,423,175
13,010	iShares MSCI United Kingdom ETF	443,901
21,168	iShares Russell 1000 Growth ETF	3,301,784
11,743	SPDR S&P 500 ETF Trust	3,413,925
21,415	Vanguard Dividend Appreciation ETF	2,370,640
		20,875,158

	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,831,604)	25,727,088

Shares
	SHORT-TERM INVESTMENTS - 4.3%
1,177,509	Fidelity Investments Money Market Funds - Government Portfolio Institutional Class, 1.92% *	1,177,509
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,177,509)	1,177,509

	TOTAL INVESTMENTS - 99.4% (Cost $26,009,113) (a)	$26,904,597
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	150,387
	TOTAL NET ASSETS - 100.0%	$27,054,984

ETF - Exchange-Traded Fund
+ Non-income producing security
* Money market fund; interest rate reflects seven-day effective yield on September 30, 2018.
(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $26,161,603 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$1,157,556
	Unrealized Depreciation:	(414,562)
	Net Unrealized Appreciation:	$742,994

Day Hagan Logix Tactical Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Fair Value
	COMMON STOCK - 70.3%
	AGRICULTURE - 3.0%
69,500	Archer-Daniels-Midland Co.	$3,493,765

	BEVERAGES - 2.4%
61,500	Coca-Cola Co./The	2,840,685

	COMMERCIAL SERVICES - 1.5%
1,680,144	Monro, Inc.	1,680,144

	FOOD - 10.9%
92,000	General Mills, Inc.	3,948,640
28,000	Ingredion, Inc.	2,938,880
38,000	Kellogg Co.	2,660,760
52,000	Tyson Foods, Inc.	3,095,560
		12,643,840
	OIL & GAS - 13.1%
95,800	Apache Corp.	4,566,786
130,700	Cabot Oil & Gas Corp.	2,943,364
53,391	Exxon Mobil Corp.	4,539,303
37,279	Occidental Petroleum Corp.	3,063,215
		15,112,668
	OIL & GAS - 5.1%
71,557	Halliburton Co.	2,900,205
48,963	Schlumberger Ltd.	2,982,826
		5,883,031
	PHARMACEUTICALS - 11.1%
46,239	AmerisourceBergen Corp.	4,264,161
67,500	Cardinal Health, Inc.	3,645,000
20,100	McKesson Corp.	2,666,265
141,119	Owens & Minor, Inc.	2,331,286
		12,906,712
	RETAIL - 7.4%
38,500	TJX Cos Inc./The	4,312,770
47,300	Tractor Supply Co.	4,298,624
		8,611,394
	SEMICONDUCTORS - 3.2%
51,000	QUALCOMM, Inc.	3,673,530

	TELECOMMUNICATIONS - 5.7%
87,100	Cisco Systems, Inc.	4,237,415
28,817	InterDigital, Inc./PA	2,305,360
		6,542,775
	TRANSPORTATION - 6.9%
16,985	FedEx Corp.	4,089,818
33,188	United Parcel Service, Inc.	3,874,699
		7,964,517

	TOTAL COMMON STOCK (Cost $77,185,419)	81,353,061

Day Hagan Logix Tactical Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018
Shares		Fair Value
	EXCHANGE-TRADED FUNDS - 8.2%
	DEBT FUNDS - 8.2%
123,500	iShares Floating Rate Bond ETF	$6,300,970
31,000	PIMCO Enhanced Short Maturity Active ETF	3,150,220
	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,431,409)	9,451,190

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 8.7%
24,300	American Tower Corp.	3,530,790
10,700	Public Storage	2,157,441
130,200	Starwood Property Trust, Inc.	2,801,904
30,000	Ventas, Inc.	1,631,400
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $9,845,047)	10,121,535

	SHORT-TERM INVESTMENTS - 12.6%
14,615,922	Fidelity Investments Money Market Funds - Government Portfolio Institutional Class, 1.92% *	14,615,922
	TOTAL SHORT-TERM INVESTMENTS (Cost $14,615,922)	14,615,922

	TOTAL INVESTMENTS - 99.8% (Cost $111,077,797) (a)	$115,541,708
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	178,531
	TOTAL NET ASSETS - 100.0%	$115,720,239

ETF - Exchange-Traded Fund
* Money market fund; interest rate reflects seven-day effective yield on September 30, 2018.
(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $111,377,438 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$9,233,704
Unrealized Depreciation:		(5,069,434)
Net Unrealized Depreciation:		$4,164,270

Day Hagan Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Day Hagan Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018, for the Fund’s assets and liabilities measured at fair value:

Day Hagan Tactical Allocation Fund
Security Classifications *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$25,727,088	$-	$-	$25,727,088
Short-Term Investments	1,177,509	-	-	1,177,509
Total	$26,904,597	$-	$-	$26,904,597

Day Hagan Logix Tactical Dividend Fund
Security Classifications *	Level 1	Level 2	Level 3	Total
Common Stocks	$81,353,061	$-	$-	$81,353,061
Exchange Traded Funds	9,451,190	-	-	9,451,190
Real Estate Investment Trusts (REITs)	10,121,535			10,121,535
Short-Term Investments	14,615,922	-	-	14,615,922
Total	$115,541,708	$-	$-	$115,541,708

* Refer to the Portfolio of Investments for industry classification
There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Cash or Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

The Funds intend to remain fully invested in their respective strategies at all times. However, each Fund regards the judicious use of cash as part of its strategy. Therefore, the Funds may take temporary defensive cash-like positions, which are inconsistent with the Funds’ principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions that may cause a Fund’s investment models to indicate a lower allocation to equities or fixed income is prudent. For example, a Fund may hold all or a portion of its assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements. If a Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. Although the Fund would do this only in seeking to avoid losses, the Fund would necessarily reduce the benefit from any upswing in the market. The Funds also may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 11/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 11/27/2018

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 11/27/2018